Research And Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Research And Development Expenses, Net [Abstract]
Schedule Of Research And Development Expenses, Net

	Year ended December 31,
	2012	2011	2010
Total expenses	$276,458	$288,668	$268,578
Less – grants and participations	(43,071)	(47,576)	(34,447)
	$233,387	$241,092	$234,131